SCUDDER
                                                                 INVESTMENTS(SM)
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Scudder Capital Growth Fund

Supplement to Prospectus
Dated July 17, 2000

The following information replaces the current disclosure for Scudder Capital Growth Fund in "The portfolio managers" section on page 17 of the prospectus:

The following person handles the day-to-day management of the fund:

  William F. Gadsden
  Lead Portfolio Manager
    o  Began investment career in 1981
    o  Joined the advisor in 1983


September 12, 2000